Organization (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES
General and administrative expense	$ 52,661	$ 52,579	$ 59,322
Operating Expenses	52,661	52,579	59,322
LOSS FROM OPERATIONS	(52,661)	(52,579)	(59,322)
OTHER INCOME/(EXPENSE)
Interest income	42	167	275
Total other income/(expense)	42	167	275
INCOME TAX
NET LOSS	(52,619)	(52,412)	$ (59,047)
Beijing Guangwang Hetong [Member]
OPERATING EXPENSES
General and administrative expense	303	233
Operating Expenses	303	233
LOSS FROM OPERATIONS	(303)	(233)
OTHER INCOME/(EXPENSE)
Interest income	1	2
Total other income/(expense)	(302)	(231)
INCOME TAX
NET LOSS	$ (302)	$ (231)